QUARTERLY FINANCIAL DATA - (UNAUDITED) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Affiliate	$ 61,694	$ 48,433	$ 40,659	$ 36,549	$ 37,306	$ 37,082	$ 34,868	$ 32,846	$ 175,448	$ 142,102	$ 59,403
Income (loss) from operations	35,505	25,763	23,510	26,044	24,186	27,113	24,192	19,368	110,822	94,859	17,410
Net income	27,631	18,067	15,876	18,815	16,997	19,933	19,262	17,413	80,389	73,605	14,738
Limited partners' interest in net income attributable to the Partnership	$ 24,738	$ 20,874	$ 16,254	$ 19,094	$ 17,273	$ 20,283	$ 19,583	$ 16,709	$ 80,960	$ 73,848	$ 29,964
Common - basic (in dollars per share)	$ 0.57	$ 0.50	$ 0.41	$ 0.53	$ 0.50	$ 0.59	$ 0.58	$ 0.51
Common - diluted (in dollars per share)	0.57	0.50	0.41	0.53	0.50	0.59	0.58	0.51
Subordinated - basic and diluted (In dollars per share)	$ 0.57	$ 0.50	$ 0.41	$ 0.53	$ 0.50	$ 0.59	$ 0.58	$ 0.51